Derivative Financial Instruments	6 Months Ended
Jun. 30, 2019
Derivative Financial Instruments
Derivative Financial Instruments

15. Derivative Financial Instruments

The fair value of the derivative assets is as follows:

	December 31,	June 30,
	2018	2019
Derivative assets carried at fair value through profit or loss (FVTPL)
Interest rate swaps	15,188	452
Total	15,188	452
Derivative financial instruments, current assets	6,222	452
Derivative financial instruments, non-current assets	8,966	—
Total	15,188	452

The fair value of the derivative liabilities is as follows:

	December 31,	June 30,
	2018	2019
Derivative liabilities carried at fair value through profit or loss (FVTPL)
Interest rate swaps	9,196	47,165
Forward foreign exchange contracts	1,467	693
Derivative liabilities designated and effective as hedging instruments carried at fair value
Cross currency swaps	1,429	1,987
Total	12,092	49,845
Derivative financial instruments, current liability	2,091	3,783
Derivative financial instruments, non-current liability	10,001	46,062
Total	12,092	49,845

Interest rate swap agreements

The Group enters into interest rate swap agreements which convert the floating interest rate exposure into a fixed interest rate in order to hedge a portion of the Group’s exposure to fluctuations in prevailing market interest rates. Under the interest rate swaps, the bank counterparty effects quarterly floating-rate payments to the Group for the notional amount based on the U.S. dollar LIBOR, and the Group effects quarterly payments to the bank on the notional amounts at the respective fixed rates.

Interest rate swaps held for trading

The principal terms of the interest rate swaps held for trading are as follows:

					Fixed	Notional Amount
		Trade	Effective	Termination	Interest	December 31,	June 30,
Company	Counterparty	Date	Date	Date	Rate	2018	2019
GasLog	Deutsche Bank AG	July 2016	July 2016	July 2020	1.98%	66,667	66,667
GasLog	Deutsche Bank AG	July 2016	July 2016	July 2021	1.98%	66,667	66,667
GasLog	Deutsche Bank AG	July 2016	July 2016	July 2022	1.98%	66,667	66,667
GasLog	DNB Bank ASA ("DNB")	July 2016	July 2016	Jan 2019	1.784%	73,333	N/A
GasLog	DNB	July 2016	July 2016	July 2022	1.719%	73,333	73,333
GasLog	HSBC Bank plc ("HSBC")	July 2016	July 2016	July 2022	1.79%	33,333	33,333
GasLog	Nordea Bank Finland	July 2016	July 2016	July 2022	1.815%	66,667	66,667
GasLog	Skandinavinska Enskilda Banken AB ("SEB")	July 2016	July 2016	July 2021	1.8405%	50,000	50,000
GasLog	HSBC	Feb 2017	Feb 2017	Feb 2022	2.005%	100,000	100,000
GasLog	Nordea Bank Finland	Feb 2017	Feb 2017	Mar 2022	2.0145%	100,000	100,000
GasLog	ABN Amro Bank NV ("ABN")	Feb 2017	Feb 2017	Mar 2022	2.003%	100,000	100,000
GasLog(1)	Nordea Bank Finland	May 2018	July 2020	July 2026	3.070%	N/A	N/A
GasLog	Nordea Bank Finland	May 2018	May 2018	July 2026	2.562%	66,667	66,667
GasLog(1)	SEB	May 2018	July 2020	July 2024	3.025%	N/A	N/A
GasLog	SEB	May 2018	April 2018	July 2025	2.300%	50,000	50,000
GasLog(1)	DNB	May 2018	July 2020	July 2024	3.056%	N/A	N/A
GasLog	DNB	May 2018	July 2018	July 2025	2.472%	73,333	73,333
GasLog	HSBC	May 2018	April 2018	July 2024	2.475%	33,333	33,333
GasLog	HSBC	May 2018	April 2018	July 2025	2.550%	33,333	33,333
GasLog(1)	Citibank Europe Plc. ("Citibank")	May 2018	July 2020	July 2024	3.082%	N/A	N/A
GasLog(1)	Citibank	May 2018	July 2021	July 2025	3.095%	N/A	N/A
GasLog	SEB	Dec 2018	Oct 2018	July 2026	2.745%	50,000	50,000
GasLog	Nordea	Dec 2018	Oct 2018	July 2028	2.793%	66,667	66,667
GasLog	DNB	Dec 2018	Jan 2019	July 2025	2.685%	N/A	73,333
GasLog(2)	SEB	Dec 2018	July 2020	July 2024	2.958%	N/A	N/A
GasLog(2)	Nordea	Dec 2018	July 2020	July 2024	2.937%	N/A	N/A
GasLog(2)	DNB	Dec 2018	April 2020	April 2025	2.979%	N/A	N/A
					Total	1,170,000	1,170,000

(1)  In May 2018, the Group entered into new interest rate swap agreements with various counterparties with an aggregate notional value of $250,000, with effective dates in July 2020 and July 2021, maturing between 2024 and 2026.

(2)  In December 2018, the Group entered into new interest rate swap agreements with various counterparties with an aggregate notional value of $210,000, with effective dates in April and July 2020, maturing between 2024 and 2025.

The derivative instruments listed above were not designated as cash flow hedging instruments. The change in the fair value of these contracts for the three and six months ended June 30, 2019 amounted to a net loss of $31,951 and a net loss of $52,705, respectively (for the three and six months ended June 30, 2018: a net gain of $3,838 and a net gain of $20,151, respectively), which was recognized against profit or loss in the period incurred and is included in Gain/(loss) on derivatives. During the three and six months ended June 30, 2019, the net loss of $31,951 and $52,705, respectively derived from changes in the LIBOR curve as well as modifications of the Group’s interest swap portfolio that includes interest rate swap agreements with maturities out to 2028.

Cross currency swap agreements

The Group enters into cross currency swaps (“CCSs”) which convert the floating interest rate exposure and the variability of the USD functional currency equivalent cash flows into a fixed interest rate and principal on maturity, in order to hedge the Group’s exposure to fluctuations deriving from its NOK 2021 Bonds.

The CCSs qualified as cash flow hedging instruments for accounting purposes.

The principal terms of the CCSs designated as cash flow hedging instruments are as follows:

						Notional Amount
		Trade	Effective	Termination	Fixed Interest	December 31,	June 30,
Company	Counterparty	Date	Date	Date	Rate	2018	2019
GasLog	DNB	June 2016	June 2016	May 2021	8.59%	30,050	30,050
GasLog	SEB	June 2016	June 2016	May 2021	8.59%	30,050	30,050
GasLog	Nordea Bank Finland	June 2016	June 2016	May 2021	8.59%	30,050	30,050
					Total	90,150	90,150

For the three and six months ended June 30, 2019, the effective portion of changes in the fair value of CCSs amounting to a loss of $219 and a loss of $916, respectively, has been recognized in Other comprehensive income (for the three and six months ended June 30, 2018: a loss of $4,062 and a gain of $2,128, respectively). For the three and six months ended June 30, 2019, a loss of $147 and $309, respectively, was recycled to profit or loss representing the realized loss on CCSs in relation to the interest expenses component of the hedge (for the three and six months ended June 30, 2018: a loss of $90 and $159, respectively). Additionally, for the three and six months ended June 30, 2019, a loss of $1,153 and a loss of $1,857, respectively, was recognized in Other comprehensive income in relation to the retranslation of the NOK Bonds in U.S. dollars as of June 30, 2019 (for the three and six months ended June 30, 2018: a gain of $3,676 and a loss of $1,077, respectively).

Forward foreign exchange contracts

The Group uses forward foreign exchange contracts to mitigate foreign exchange transaction exposures in British Pounds Sterling (“GBP”) and Euros (“EUR”). Under these forward foreign exchange contracts, the bank counterparty will effect fixed payments in GBP or EUR to the Group and the Group will effect fixed payments in USD to the bank counterparty on the respective settlement dates. All forward foreign exchange contracts are considered by management to be part of economic hedge arrangements but have not been formally designated as such.

The principal terms of the forward foreign exchange contracts held for trading are as follows:

					Fixed	Total Exchange
			Number of		Exchange Rate	Amount
Company	Counterparty	Trade Date	contracts	Settlement Dates	(USD/GBP)	(in thousands)
GasLog	SEB	Oct 2018	6	July-Dec 2019	1.3228	£2,700
					Total	£2,700

					Fixed	Total Exchange
			Number of		Exchange Rate	Amount
Company	Counterparty	Trade Date	contracts	Settlement Dates	(USD/EUR)	(in thousands)
GasLog	Nordea Bank Finland	August 2018	1	July 2019	1.1715	€2,500
GasLog	Nordea Bank Finland	August 2018	1	September 2019	1.1784	€5,000
GasLog	DNB	August 2018	1	July 2019	1.1711	€2,500
GasLog	DNB	August 2018	1	August 2019	1.1747	€5,000
GasLog	Citibank	March 2019	1	July 2019	1.1470	€1,000
GasLog	Citibank	March 2019	1	August 2019	1.1501	€1,000
GasLog	Citibank	March 2019	1	September 2019	1.1531	€1,000
GasLog	Oversea-Chinese Banking Corporation Limited (“OCBC Bank”)	March 2019	3	July-September 2019	1.14395	€3,000
					Total	€21,000

The derivative instruments listed above were not designated as cash flow hedging instruments as of June 30, 2019. The change in the fair value of these contracts for the three and six months ended June 30, 2019 amounted to a net gain of $1,170 and a net gain of $774, respectively (for the three and six months ended June 30, 2018: a net loss of $3,764 and $2,916, respectively), which was recognized against profit or loss in the period incurred and is included in Gain on derivatives.